Pension and Postretirement Benefit Plans and Defined Contribution Plans - One-Percentage-Point Increase or Decrease in the Healthcare Cost Trend Rate (Details) - Postretirement Benefits Plan [Member]
$ in Millions
12 Months Ended
Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost components, increase	$ 2
Effect on total service and interest cost components, decrease	(2)
Effect on postretirement benefit obligation, increase	38
Effect on postretirement benefit obligation, decrease	$ (27)